CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS
Common Stock, par value (in dollars per share)	$ 0.00005	$ 0.00005	$ 0.00005
Common Stock, shares authorized	250,000,000	250,000,000	100,000,000
Common Stock, shares issued	11,034,775	11,034,775	6,141,762
Common Stock, shares outstanding	11,034,775	11,034,775	6,141,762